AUGUST 12, 1999


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

							Re: Form 13F Filed on Behalf
						  	      of Howard P. Berkowitz
							      File No. 28-286
Gentlemen:

In accordance with Rule 13f-1 under the Securities and Exchange Act of 1934, enclosed please find Form 13F filed on behalf of Howard P. Berkowitz for the quarter ended June 30, 1999.

Kindly acknowledge receipt by e-mail to carl@hpbassoc.com.


Very truly yours,

/s/ Carl J. Bennett

Carl J. Bennett






UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended JUNE 30,1999



If amended report check here:

Howard P. Berkowitz
Name of Institutional Investment Manager

C/o HPB Associates, L.P., 888 Seventh Avenue, NY, NY 10106
Business Address			(Street)		(City)		(State)		(Zip)

Howard P. Berkowitz, Managing Partner
Name, Phone No., and Title of person Duly Authorized to Submit This report.

ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 12th day of August, 1999.


Howard P Berkowitz
(Name of Institutional investment Manager)

/s/ Howard P. Berkowitz

(Manual Signature of Person Duly Authorized to Submit this Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                13F File No.: Name:
1.
2.

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                                                              FORM 13F

Name of Reporting Manager: Howard P. Berkowitz

                                                             Item 5:         Item 6:                              Item 8:
            Item 1:        Item 2:     Item 3:    Item4:    Shares of  Investment Discretion    Item 7: Voting Authority (Shares)
        Name of Issuer    Title of      CUSIP   Fair Market  Principal      (b) Shared-         Managers
                           CLASS        Number     Value      Amount  (a)Sole As Defined(c)Shared SeeInstr(a)Sole(b)Shared(c)None
                                                                               in Instr. V Other

AETNA INC                     COM      008117 10 3 26,831,250   300,000    X                               300,000
ALCATEL                  SPONSORED ADR 013904 30 5    851,250  30,000(c)   X                             30,000(c)
ANIXTER INTL INC              COM      035290 10 5 13,638,225   747,300    X                               747,300
AUTONATION INC                COM      05329W 10 2 10,896,903   611,756    X                               611,756
ASARCO INC                    COM      043413 10 3    282,187    15,000    X                                15,000
BERKSHIRE RLTY INC            COM      084710 10 2  4,190,250   362,400    X                               362,400
CMP GROUP INC                 COM      125887 10 9 21,777,525   831,600    X                               831,600
DELL COMPUTERS CORP           COM      247025 10 9  3,330,000  90,000(p)   X                              90,000(p)
DISNEY WALT CO                COM      254687 10 6    616,250  20,000(c)   X                              20,000(c)
EEX CORP                    COM NEW    26842V 20 7  1,040,625   150,000    X                               150,000
ENRON OIL & GAS CO            COM      293562 10 4  2,126,250   105,000    X                               105,000
ESG RE LTD                    ORD      G31215 10 9  9,262,500   617,500    X                               617,500
FOUNDATION HEALTH SYS INC     COM      350404 10 9  8,850,000   590,000    X                               590,000
FLEMING COS INC               COM      339130 10 6  5,812,500   500,000    X                               500,000
GEORGIA PAC CORP        COM GA PAC GRP 373298 10 8 10,806,237   228,100    X                               228,100
GEORGIA PAC CORP        COM-TIMBER GRP 373298 70 2  8,534,500   338,000    X                               338,000
HOLLYWOOD PK INC NEW          COM      436255 10 3  6,589,676   387,628    X                               387,628
INSURANCE AUTO AUCTIONS INC   COM      457875 10 2  2,176,875   135,000    X                               135,000
LIBERTE INVS INC DEL          COM      530154 10 3  2,124,718   618,100    X                               618,100
LUCENT TECHNOLOGIES INC       COM      549463 10 7  2,697,500  40,000(p)   X                              40,000(p)
CIRCUS CIRCUS ENTERPRISES INC COM      172909 10 3 13,983,750   660,000    X                               660,000
MARINE DRILLING COS INC  COM PAR $0.01 568240 20 4    479,062    35,000    X                                35,000
MARINE DRILLING COS INC  COM PAR $0.01 568240 20 4    342,188  25,000(c)   X                              25,000(c)
MAXXAM INC                    COM      577913 10 6  2,038,200    31,600    X                                31,600
MCDERMOTT INTL INC            COM      580037 10 9    706,250  25,000(c)   X                              25,000(c)
MERRILL LYNCH AND CO INC      COM      590188 10 8    795,000    10,000    X                                10,000
NEXELL THERAPEUTICS INC       COM      65332H 10 4    780,937   367,500    X                               367,500
PAGING NETWORK INC            COM      695542 10 0  2,406,250   500,000    X                               500,000
PFIZER INC                    COM      717081 10 3    544,922  15,000(p)   X                              15,000(p)
QUANTUM CORP                  COM      747906 10 5 21,712,500   900,000    X                               900,000
RELIASTAR FINL CORP           COM      75952U 10 3  7,306,250   167,000    X                               167,000
RELIASTAR FINL CORP           COM      75952U 10 3  2,187,500  50,000(c)   X                              50,000(c)
REYNOLDS R J TOB HLDGS INC    COM      76182K 10 5  4,576,222   144,133    X                               144,133
SMURFIT-STONE CONTAINER CORP  COM      832727 10 1  7,505,929   365,030    X                               365,030
SOMNUS MED TECHNOLOGIES INC   COM      835397 10 0  2,530,667   778,667    X                               778,667
TRANSOCEAN OFFSHORE INC       COM      893817 10 6    262,500    10,000    X                                10,000
UNION CARBIDE CORP            COM      905581 10 4  7,312,500   150,000    X                               150,000
VENTAS INC                    COM      92276F 10 0 11,977,650 2,228,400    X                             2,228,400
WEATHERFORD INTL INC          COM      947074 10 0  1,047,475    28,600    X                                28,600

                TOTAL                             230,930,973

NOTE: CIRCUS CIRCUS ENTERPRISES,(CUSIP# 172909 10 3)NAME CHANGED TO MANDALAY RESORTS GROUP(CUSIP# 562567 10 7)EFFECTIVE 06/21/99

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